Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2022
Real estate properties held for lease, net
Real estate properties held for lease, net

6.         Real estate properties held for lease, net

The Group leases its owned buildings to various third parties including elementary schools, basement parking, kindergartens, parking facilities, clubhouses as well as a shopping mall. These leases are non-cancelable operating leases with remaining lease periods that vary from 25 days to 20 years. The leases may include minimum base rents with escalated contingent rent clauses.

	December 31,	December 31,
	2021	2022
	US$	US$
Elementary schools	3,345,332	3,062,464
Basement parking	9,122,951	6,899,693
Kindergartens	9,326,258	4,174,550
Parking facilities	95,414,729	74,803,844
Clubhouses	8,410,108	7,698,981
Shopping mall	282,353,261	258,828,780
Residential properties	88,786,540	73,295,345
Total costs	496,759,179	428,763,657
Accumulated depreciation	(56,458,807)	(55,295,790)
Real estate properties held for lease, net	440,300,371	373,467,867

The Group has shopping mall equipment with gross amounts of US$7,822,133 and US$nil acquired under finance lease as of December 31, 2021 and 2022, respectively.

Depreciation expense for real estate properties held for lease for the year ended December 31, 2022 amounted to US$7,709,696 (2021: US$8,237,055).

As of December 31, 2022, US$137,103,470 of real estate properties held for lease was pledged as collateral for certain bank loans and other debts (2021: US$174,811,201).

As of December 31, 2022, minimum future rental income on non-cancellable leases (none of which contains any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2023	18,534,367
2024	18,968,284
2025	17,469,596
2026	16,761,194
2027 and thereafter	104,164,174
Total	175,897,614